Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
1
Shares Security Description Value
Common Stock - 94.5%
Consumer Discretionary - 11.5%
16,425 Academy Sports & Outdoors, Inc. $ 692,806
13,515 Boot Barn Holdings, Inc.
(a)
790,087
8,315 Crocs, Inc.
(a)
570,908
2,150 Deckers Outdoor Corp.
(a)
672,112
27,005 Funko, Inc., Class A
(a)
546,041
18,545 Ollie's Bargain Outlet Holdings,
Inc.
(a)
956,922
5,885 Planet Fitness, Inc., Class A
(a)
339,329
7,970 Texas Roadhouse, Inc. 695,462
11,350 Wingstop, Inc. 1,423,517
14,060 Xometry, Inc., Class A
(a)
798,467
18,595 Xponential Fitness, Inc., Class A
(a)
339,545
7,825,196
Consumer Staples - 8.9%
10,715 BJ's Wholesale Club Holdings,
Inc.
(a)
780,159
11,425 Cal-Maine Foods, Inc. 635,116
8,975 Celsius Holdings, Inc.
(a)
813,853
19,505 elf Beauty, Inc.
(a)
733,778
14,840 Freshpet, Inc.
(a)
743,336
14,050 Grocery Outlet Holding Corp.
(a)
467,724
4,575 MGP Ingredients, Inc. 485,682
49,425 Sovos Brands, Inc.
(a)
703,812
27,685 The Beauty Health Co.
(a)
326,406
11,465 The Chefs' Warehouse, Inc.
(a)
332,141
6,022,007
Energy - 1.2%
5,865 Matador Resources Co. 286,916
9,730 SilverBow Resources, Inc.
(a)
261,543
25,935 US Silica Holdings, Inc.
(a)
283,988
832,447
Financials - 3.0%
5,545 Kinsale Capital Group, Inc. 1,416,304
7,210 Palomar Holdings, Inc.
(a)
603,621
2,019,925
Health-Care - 16.7%
17,635 Apellis Pharmaceuticals, Inc.
(a)
1,204,471
14,430 Axonics, Inc.
(a)
1,016,449
39,770 BioCryst Pharmaceuticals, Inc.
(a)
501,102
20,935 Cara Therapeutics, Inc.
(a)
195,952
16,945 Cytokinetics, Inc.
(a)
820,985
19,770 Evolent Health, Inc., Class A
(a)
710,336
21,110 Harmony Biosciences Holdings,
Inc.
(a)
934,962
4,060 Inari Medical, Inc.
(a)
294,918
6,190 Intra-Cellular Therapies, Inc.
(a)
288,021
30,445 Iovance Biotherapeutics, Inc.
(a)
291,663
3,745 iRhythm Technologies, Inc.
(a)
469,174
Shares Security Description Value
Health-Care - 16.7% (continued)
1,580 Karuna Therapeutics, Inc.
(a)
$ 355,389
13,485 Lantheus Holdings, Inc.
(a)
948,400
21,715 Option Care Health, Inc.
(a)
683,371
1,675 Repligen Corp.
(a)
313,409
6,620 STAAR Surgical Co.
(a)
467,041
29,975 Supernus Pharmaceuticals, Inc.
(a)
1,014,654
13,595 TransMedics Group, Inc.
(a)
567,455
9,055 Vericel Corp.
(a)
210,076
11,287,828
Health-Care Equipment & Services - 9.2%
18,890 Acadia Healthcare Co., Inc.
(a)
1,476,820
5,070 Addus HomeCare Corp.
(a)
482,867
5,885 AMN Healthcare Services, Inc.
(a)
623,575
2,840 Inspire Medical Systems, Inc.
(a)
503,731
15,720 OrthoPediatrics Corp.
(a)
725,321
2,605 Penumbra, Inc.
(a)
493,908
18,420 Privia Health Group, Inc.
(a)
627,385
4,630 Shockwave Medical, Inc.
(a)
1,287,464
6,221,071
Industrials - 18.5%
9,090 Advanced Drainage Systems, Inc. 1,130,523
9,265 AeroVironment, Inc.
(a)
772,330
12,295 Ameresco, Inc.
(a)
817,372
2,695 Applied Industrial Technologies,
Inc. 276,992
42,725 Array Technologies, Inc.
(a)
708,380
9,090 Casella Waste Systems, Inc.
(a)
694,385
7,785 Chart Industries, Inc.
(a)
1,435,165
9,535 Clean Harbors, Inc.
(a)
1,048,659
10,690 Dycom Industries, Inc.
(a)
1,021,216
23,030 Huron Consulting Group, Inc.
(a)
1,525,738
19,785 Montrose Environmental Group,
Inc.
(a)
665,765
3,790 RBC Bearings, Inc.
(a)
787,600
21,325 Sunrun, Inc.
(a)
588,357
26,125 WillScot Mobile Mini Holdings
Corp.
(a)
1,053,621
12,526,103
Information Technology - 18.3%
22,765 Alteryx, Inc., Class A
(a)
1,271,197
23,605 Asana, Inc., Class A
(a)
524,739
5,335 Axcelis Technologies, Inc.
(a)
323,088
30,540 Box, Inc.
(a)
744,871
23,405 Calix, Inc.
(a)
1,430,982
2,755 Clearfield, Inc.
(a)
288,283
7,695 CyberArk Software, Ltd.
(a)
1,153,788
36,415 Digi International, Inc.
(a)
1,258,866
13,965 DigitalOcean Holdings, Inc.
(a)
505,114
3,700 ExlService Holdings, Inc.
(a)
545,232

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
2
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The
Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 18.3% (continued)
18,555 Flywire Corp.
(a)
$ 426,023
22,510 Gitlab, Inc., Class A
(a)
1,152,962
19,775 Model N, Inc.
(a)
676,898
16,555 Paycor HCM, Inc.
(a)
489,366
17,482 Sprout Social, Inc., Class A
(a)
1,060,808
4,155 SPS Commerce, Inc.
(a)
516,176
12,368,393
Materials - 1.4%
30,670 Livent Corp.
(a)
940,036
Technology - 5.4%
54,290 Extreme Networks, Inc.
(a)
709,570
5,655 Impinj, Inc.
(a)
452,570
45,665 Instructure Holdings, Inc.
(a)
1,017,416
14,435 Lattice Semiconductor Corp.
(a)
710,346
5,890 Manhattan Associates, Inc.
(a)
783,547
3,673,449
Utilities - 0.4%
13,375 Sunnova Energy International,
Inc.
(a)
295,320
Total Common Stock (Cost $63,678,376) 64,011,775
Shares Security Description Value
Money Market Fund - 5.3%
3,610,801 First American Treasury
Obligations Fund,
Class X, 2.87%
(b)
(Cost $3,610,801) 3,610,801
Investments, at value - 99.8% (Cost
$67,289,177) $ 67,622,576
Other Assets & Liabilities, Net - 0.2% 131,584
Net Assets - 100.0% $ 67,754,160
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 64,011,775
Level 2 - Other Significant Observable Inputs 3,610,801
Level 3 - Significant Unobservable Inputs –
Total $ 67,622,576